Non-Current Assets - Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Non-Current Assets - Right-of-Use Assets [Abstract]
Schedule of Non-Current Assets - Right-of-Use Assets
	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Land and buildings - right-of-use	188,570	379,523
Motor vehicles - right-of-use	44,298	80,777
	232,868	460,300

Schedule of Reconciliations of the Values

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	Land and	Motor
	Buildings	Vehicle	Total
Consolidated	$	$	$

Balance at January 1, 2023	172,881	117,157	290,038
Additions	356,444	95,288	451,732
Early return of leased cars	-	(69,027)	(69,027)
Depreciation expense	(149,802)	(62,641)	(212,443)

Balance at December 31, 2023	379,523	80,777	460,300
Depreciation expense	(190,953)	(36,479)	(227,432)

Balance at December 31, 2024	188,570	44,298	232,868